Document And Entity Information	Jan. 02, 2024
Document Information Line Items
Entity Registrant Name	PACIFIC HEALTH CARE ORGANIZATION, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001138476
Document Period End Date	Jan. 02, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	UT
Entity File Number	000-50009
Entity Tax Identification Number	87-0285238
Entity Address, Address Line One	19800 MacArthur Boulevard, Suites 306 & 307
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(949)
Local Phone Number	721-8272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE